Cover	Aug. 06, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 06, 2026
Registrant Name	FedEx Freight Holding Company, Inc.
Entity File Number	001-43059
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	39-3560171
Entity Address, Address Line One	8285 Tournament Drive
Entity Address, Postal Zip Code	38125
Entity Address, State or Province	TN
Entity Address, City or Town	Memphis
City Area Code	(901)
Local Phone Number	560-0784
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	FDXF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0002082247